Schedule of investments
Optimum International Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.87%Δ
Australia — 3.60%
Aristocrat Leisure	193,556	$ 8,189,630
BlueScope Steel	152,422	1,763,244
Brambles	165,565	1,971,647
Cochlear	4,351	780,662
Computershare	43,403	912,043
EBOS Group	47	974
Enero Group	15,953	10,861
Evolution Mining	95,077	283,058
Lottery	187,409	573,024
Northern Star Resources	148,866	1,422,651
Orica	56,364	578,418
Pro Medicus	22,715	3,516,549
Qantas Airways †	242,759	1,347,793
Regis Resources †	160,991	254,096
Resolute Mining †	258,746	63,260
Rio Tinto	111,613	6,599,368
Step One Clothing	4,658	3,633
Wagners Holding	18,860	15,993
Zip †	152,425	279,257
		28,566,161
Austria — 0.33%
Erste Group Bank	42,009	2,600,194
Raiffeisen Bank International	877	17,920
		2,618,114
Belgium — 0.07%
Colruyt Group	3,855	144,714
KBC Group	5,679	438,488
		583,202
Brazil — 2.00%
BRF	100,400	412,141
Marfrig Global Foods	88,300	243,410
MercadoLibre †	7,822	13,300,842
Pagseguro Digital Class A †	76,123	476,530
Petroleo Brasileiro ADR	30,991	398,544
Ultrapar Participacoes	301,600	775,255
Vibra Energia	72,200	208,494
VTEX Class A †	16,885	99,452
		15,914,668
Canada — 4.55%
ADENTRA	1,925	49,724
Aritzia †	18,000	669,185
Bird Construction	33,900	614,584
Calfrac Well Services †	8,609	22,699
Cascades	36,700	304,078
Centerra Gold	28,100	159,907
CES Energy Solutions	22,773	157,159
CI Financial	22,400	482,143
Cogeco	1,000	41,024
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Constellation Software	2,335	$ 7,220,331
Descartes Systems Group †	2,600	295,551
DRI Healthcare Trust	5,500	45,264
Dundee Precious Metals	64,400	584,212
Empire Class A	35,700	1,090,037
Enghouse Systems	6,045	113,923
Ensign Energy Services †	15,700	32,548
Fiera Capital	8,946	56,136
Fortuna Mining †	92,800	398,328
iA Financial	41,480	3,847,169
Jaguar Mining †	6,238	9,894
Kinaxis †	595	71,667
Leon's Furniture	2,300	41,250
Lumine Group †	135,594	3,880,717
Major Drilling Group International †	5,620	32,099
Martinrea International	25,979	163,018
Mullen Group	7,400	75,058
Neo Performance Materials	2,852	15,853
PHX Energy Services	10,600	68,727
Shopify Class A †	40,666	4,324,016
Sprott	3,100	130,625
SSR Mining †	43,320	301,507
Stella-Jones	40,748	2,018,053
TFI International	25,420	3,434,958
TMX Group	158,740	4,889,914
Torex Gold Resources †	20,173	397,440
Total Energy Services	7,700	61,870
		36,100,668
China — 10.47%
AAC Technologies Holdings	33,500	161,749
Agricultural Bank of China Class H	9,167,000	5,228,742
AIA Group	680,600	4,933,630
Autel Intelligent Technology Class A	105,321	565,040
Autohome ADR	35,867	930,749
Baidu Class A †	46,500	495,136
Baoxiniao Holding Class A	413,400	249,765
Bilibili Class Z †	26,800	489,993
BOE Technology Group Class A	326,100	196,127
Build King Holdings	73,424	8,603
Canny Elevator Class A	331,000	311,535
Central China Land Media Class A	208,800	324,961
Chengdu Kanghong Pharmaceutical Group Class A	183,500	492,736
China Construction Bank Class H	11,445,000	9,548,982
China Display Optoelectronics Technology Holdings †	218,831	5,635
China Literature †	130,600	423,750
NQ- OPTIE [1224] 0225 (4220739)    1

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
China Minsheng Banking Class H	2,913,500	$ 1,290,446
China Pacific Insurance Group Class H	58,800	190,785
China Taiping Insurance Holdings	124,800	186,718
Chongqing Baiya Sanitary Products Class A	109,400	359,558
Chongqing Fuling Zhacai Group Class A	151,730	293,721
Chongqing Rural Commercial Bank Class H	60,502	36,223
Consun Pharmaceutical Group	44,000	46,172
Dah Sing Financial Holdings	30,000	108,541
Focus Technology Class A	34,900	199,285
G-bits Network Technology Xiamen Class A	22,600	677,574
Guangdong Provincial Expressway Development Class A	281,900	567,720
Guangdong Vanward New Electric Class A	231,200	324,347
Hangzhou Sunrise Technology Class A	128,400	294,999
JD.com Class A	89,700	1,570,716
JOYY ADR †	17,282	723,252
Kingdee International Software Group †	290,000	318,503
Kingnet Network Class A	477,000	889,402
Kingsoft	183,200	793,737
Kuaishou Technology †	619,600	3,298,779
Kweichow Moutai Class A	12,900	2,693,373
Lenovo Group	1,392,000	1,806,617
Meituan Class B †	257,590	5,031,307
Natural Food International Holding	344,000	22,589
NetEase	21,400	381,343
Opple Lighting Class A	124,199	279,902
PAX Global Technology	104,968	72,577
Perennial Energy Holdings	160,061	19,372
Ping An Insurance Group Co. of China Class H	411,000	2,436,900
Pop Mart International Group	27,600	318,585
Shenzhen Fuanna Bedding and Furnishing Class A	191,500	231,922
Shenzhen Laibao Hi-tech Class A	558,300	834,477
Silergy	174,000	2,141,530
SITC International Holdings	55,000	146,588
Sunny Optical Technology Group	61,500	545,187
Ten Pao Group Holdings	28,685	5,540
Tencent Holdings	342,500	18,389,203
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Tencent Music Entertainment Group ADR	420,344	$ 4,770,904
Time Publishing and Media Class A	115,760	136,547
United Laboratories International Holdings	222,000	353,295
Universal Scientific Industrial Shanghai Class A	12,100	27,352
Vatti Class A	130,300	131,027
Vipshop Holdings ADR	153,207	2,063,698
Xiamen Comfort Science & Technology Group Class A	297,700	269,997
Xiamen Jihong Technology Class A	203,300	353,166
Yangzijiang Shipbuilding Holdings	510,800	1,118,363
Yue Yuen Industrial Holdings	21,000	47,047
Zhejiang Publishing & Media Class A	469,500	506,855
Zhejiang Semir Garment Class A	1,354,878	1,303,044
Zhongyin Babi Food Class A	50,878	120,377
		83,096,295
Czech Republic — 0.02%
Komercni Banka	5,365	187,359
		187,359
Denmark — 3.40%
Ambu Class B	100,012	1,447,883
AP Moller - Maersk Class B	993	1,652,114
Demant †	77,036	2,835,404
DSV	42,807	9,116,423
Genmab †	5,242	1,094,753
Novonesis (Novozymes) Class B	98,640	5,589,595
Pandora	22,742	4,160,774
ROCKWOOL Class B	1,106	393,555
Vestas Wind Systems †	49,594	680,276
		26,970,777
Finland — 0.56%
Cargotec Class B	2,701	142,913
Kalmar Class B †	2,701	89,094
Kone Class B	59,369	2,894,246
Orion Class A	1,135	50,084
Orion Class B	8,388	371,703
Vaisala Class A	805	40,359
Wartsila	47,574	843,140
		4,431,539
France — 4.74%
BNP Paribas	60,922	3,737,141
Danone	102,487	6,913,215

2    NQ- OPTIE [1224] 0225 (4220739)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
France (continued)
Dassault Aviation	5,825	$ 1,189,871
Dassault Systemes	127,008	4,407,301
Edenred	124,568	4,096,822
Ipsen	3,264	374,278
Klepierre	63,008	1,814,418
La Francaise des Jeux	3,442	132,704
LVMH Moet Hennessy Louis Vuitton	6,511	4,286,079
Nexans	20,856	2,251,104
Publicis Groupe	5,824	621,377
Rexel	39,940	1,017,747
Sartorius Stedim Biotech	10,211	1,995,892
Societe Generale	166,487	4,683,893
Sodexo	880	72,514
Sword Group	355	13,128
		37,607,484
Germany — 6.58%
adidas	19,307	4,748,835
BASF	10,340	453,421
Bayer	5,762	115,096
BioNTech ADR †	19,263	2,195,019
Continental	10,046	676,934
CTS Eventim AG & Co	3,109	262,820
Deutsche Bank	113,174	1,953,032
Deutsche Boerse	56,730	13,068,114
DWS Group GmbH & Co. KGaA	6,697	276,710
Heidelberg Materials	10,568	1,305,816
HOCHTIEF	1,038	139,382
Knorr-Bremse	18,422	1,337,096
Nemetschek	2,836	275,495
Rational	4,359	3,733,517
SAP	47,310	11,637,043
Scout24	103,989	9,175,882
Talanx	10,628	903,927
Trivago ADR †	3,049	6,647
Westwing Group †	2	15
		52,264,801
Greece — 0.06%
Danaos	5,347	428,134
Thrace Plastics Holding and Co.	12,866	52,243
		480,377
Hungary — 0.42%
MOL Hungarian Oil & Gas	157,107	1,081,361
OTP Bank	38,678	2,113,841
Richter Gedeon	4,713	123,453
		3,318,655
India — 4.45%
Acevector Limited =, †, π	227,200	92,166
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Acevector Limited Series G =, †, π	75,200	$ 30,506
AMI Organics	4,791	120,251
AurionPro Solutions	4,606	92,057
Bharat Petroleum	321,679	1,098,831
Coal India	849,795	3,813,041
Gujarat Industries Power	13,155	35,000
Gujarat State Petronet	37,495	158,496
HCL Technologies	213,947	4,791,543
HDFC Bank	335,103	6,939,158
ICICI Lombard General Insurance	182,491	3,810,700
Indus Towers †	65,457	261,327
Infosys	26,224	575,855
Infosys ADR	4,522	99,122
ITD Cementation India	44,311	278,530
Jindal Saw	49,416	168,195
Kirloskar Industries	1,576	81,407
LTIMindtree	9,156	597,386
MakeMyTrip †	1,483	166,511
Mphasis	21,339	709,657
Multi Commodity Exchange of India	3,945	287,261
NCL Industries	11,382	29,174
Oil India	206,496	1,038,947
Oracle Financial Services Software	6,242	932,464
Power Finance	147,642	773,444
REC	68,397	400,010
Reliance Industries	402,866	5,719,449
Rupa & Co.	325	945
Sammaan Capital	565,099	997,147
Tata Elxsi	10,007	794,418
Wipro	117,340	413,708
		35,306,706
Indonesia — 0.43%
Akasha Wira International †	37,900	21,428
Alamtri Resources Indonesia	12,846,998	1,934,585
Asuransi Tugu Pratama Indonesia	107,400	6,873
Bank OCBC Nisp	430,693	35,189
Blue Bird	479,300	47,945
Bukit Asam	1,039,300	177,453
Indo Tambangraya Megah	16,519	27,403
Indo-Rama Synthetics †	28,097	4,836
Panin Financial †	3,864,100	103,158
Perusahaan Gas Negara	2,926,720	288,552
Samudera Indonesia	42,480	707
United Tractors	482,700	803,000
		3,451,129
Ireland — 4.33%
Amarin ADR †	42,655	20,688

NQ- OPTIE [1224] 0225 (4220739)    3

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland (continued)
CRH	112,741	$ 10,464,153
Experian	215,434	9,291,228
Kingspan Group	87,334	6,373,254
Ryanair Holdings ADR	189,561	8,262,964
		34,412,287
Israel — 1.75%
Check Point Software Technologies †	36,670	6,846,289
Cognyte Software †	780	6,747
Nice ADR †	11,350	1,927,684
Wix.com †	23,881	5,123,669
		13,904,389
Italy — 1.87%
Ascopiave	11,400	32,474
Banca Mediolanum	64,936	774,052
BPER Banca	195,150	1,244,633
Buzzi	2,986	110,228
FinecoBank Banca Fineco	365,010	6,370,426
Hera	52,224	185,903
Leonardo	159,348	4,287,069
Technoprobe †	240,458	1,435,462
Unipol Gruppo	34,291	428,244
		14,868,491
Japan — 11.13%
A&A Material	1,800	14,266
A&D HOLON Holdings	1,800	22,278
Achilles	155	1,418
AIT	1,100	11,948
Akatsuki	2,700	49,083
AlphaPolis †	4,500	32,240
Amano	3,000	80,926
Amiyaki Tei	3,600	36,804
Anest Iwata	7,200	65,625
Avant Group	2,000	25,402
Axell	1,200	10,056
Axial Retailing	4,000	23,246
BIPROGY	6,700	201,014
BML	10,600	194,309
Brother Industries	7,600	128,562
Business Brain Showa-Ota	1,800	24,362
Business Engineering	1,100	25,259
Capcom	29,300	637,378
Central Glass	1,400	29,362
Computer Engineering & Consulting	4,100	51,703
CTI Engineering	4,000	61,937
Dai Nippon Toryo	4,200	30,748
Daihatsu Diesel Manufacturing	6,500	75,710
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Dai-ichi Life Holdings	25,700	$ 684,811
Dainichiseika Color & Chemicals Manufacturing	2,100	39,997
Daiwa Industries	4,700	45,489
Densan System Holdings	1,500	23,802
Digital Arts	1,000	37,976
Doshisha	3,300	45,632
Double Standard	2,300	25,281
Eisai	9,100	247,789
Elecom	27,700	260,008
en Japan	24,100	323,820
Fabrica Holdings	2,500	41,821
FANUC	84,200	2,199,553
Fast Retailing	9,300	3,137,278
Forum Engineering	7,400	48,822
Fujitsu	227,510	3,996,573
Fukushima Galilei	2,200	36,761
Fuso Pharmaceutical Industries	600	9,632
Gakujo	2,600	36,094
Glory	4,600	75,215
Hamakyorex	5,600	47,821
Hennge	3,000	23,521
Hisamitsu Pharmaceutical	4,900	126,903
Hito Communications Holdings	2,900	15,598
Hokkaido Gas	4,000	14,114
Horiba	600	34,444
Hosokawa Micron	900	23,885
Ichiken	3,100	50,584
Ichikoh Industries	9,200	23,254
Ichiyoshi Securities	1,100	6,678
ID Holdings	3,000	30,155
Idemitsu Kosan	26,000	171,263
ISB	3,100	26,737
Itfor	8,900	80,059
IwaiCosmo Holdings	3,200	46,930
Iwaki	4,900	78,677
JAC Recruitment	34,000	150,919
Japan Exchange Group	30,800	341,739
Japan Lifeline	6,600	57,581
Japan Medical Dynamic Marketing	14,400	55,765
Japan Post Holdings	104,500	984,155
Japan Post Insurance	13,500	247,969
Japan System Techniques	19,600	277,210
JK Holdings	3,600	23,642
Kanamoto	6,000	127,258
Kato Works	19,900	177,097
Keyence	8,000	3,251,773
Kitz	8,000	57,215
KNT-CT Holdings †	5,100	38,452
Kokuyo	7,400	130,893

4    NQ- OPTIE [1224] 0225 (4220739)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Konoike Transport	10,000	$ 194,903
Kyowa Kirin	21,700	326,324
Lasertec	9,800	918,702
LIFULL	13,500	17,407
Look Holdings	2,200	32,193
Maezawa Industries	4,400	35,117
Maruzen Showa Unyu	3,200	123,719
Marvelous	9,000	33,229
Matching Service Japan	8,100	56,408
Matsuoka	2,400	30,377
Maxell	9,300	109,683
Mazda Motor	69,000	470,481
Meidensha	7,900	215,824
MEITEC Group Holdings	4,600	86,267
Melco Holdings	1,700	23,748
MIMAKI ENGINEERING	3,900	40,137
Miroku Jyoho Service	14,900	185,640
Mitani Sangyo	10,400	21,647
Mitsubishi Kakoki Kaisha	1,600	37,787
Mitsubishi Research Institute	6,400	195,646
MIXI	19,200	369,782
Money Forward †	83,900	2,541,837
MonotaRO	244,200	4,149,890
MORESCO	2,700	23,468
Moriroku Holdings	4,500	56,646
MS&AD Insurance Group Holdings	16,900	364,998
Naigai Trans Line	1,600	27,235
NEC	46,700	3,996,450
NEOJAPAN	3,500	38,604
Nexon	14,500	215,693
NIDEC	100,800	1,810,534
Nihon Chouzai	8,300	75,498
Nihon M&A Center Holdings	778,600	3,241,673
Nihon Trim	1,000	23,565
Nintendo	72,500	4,222,530
Nippon Shinyaku	5,400	136,442
Nippon Thompson	9,500	30,121
Nissin	1,500	43,868
Nisso Holdings	14,500	71,445
Nitto Seiko	4,900	19,299
Obic	25,500	758,838
OBIC Business Consultants	600	26,174
Okamura	2,700	35,079
Okinawa Financial Group	3,700	60,718
Olympus	232,100	3,465,311
Ono Pharmaceutical	13,200	137,432
Optim †	3,900	17,234
Oracle	1,000	95,706
Oro	1,600	25,691
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Osaki Electric	12,200	$ 59,857
Otsuka	65,500	1,497,969
Persol Holdings	268,400	402,073
PR Times †	2,200	24,291
Pronexus	2,600	21,842
Rasa	2,000	18,088
Recruit Holdings	186,900	12,991,030
Rheon Automatic Machinery	3,300	30,415
Ricoh	46,300	525,814
Sansan †	3,600	51,649
Santen Pharmaceutical	13,200	135,156
Sanyo Shokai	3,100	57,613
SCREEN Holdings	1,700	100,363
Sekisui Kasei	7,100	15,921
Shibuya	1,400	33,872
Shikoku Bank	4,500	32,982
Shimano	21,600	2,905,581
Shindengen Electric Manufacturing	1,400	21,969
Shinnihonseiyaku	2,500	31,935
Shofu	3,000	41,724
SIGMAXYZ Holdings	2,800	16,549
SMC	8,100	3,145,406
SMK	1,300	21,193
SMS	9,100	90,254
Sodick	12,100	56,243
SoftBank Group	32,100	1,834,380
Softcreate Holdings	2,100	30,515
Soliton Systems	16,300	117,900
Sompo Holdings	9,900	256,512
Sony Group	412,500	8,693,667
Space	2,900	20,435
SRA Holdings	3,400	90,662
Star Micronics	7,200	85,287
Subaru	22,100	392,680
Sun Asterisk †	9,800	43,010
Sun-Wa Technos	100	1,420
Suzuken	8,800	262,944
System Research	4,200	39,345
T&D Holdings	12,200	223,306
TIS	33,600	793,636
TKC	1,700	40,918
Tochigi Bank	15,400	27,542
Tokio Marine Holdings	12,000	430,658
Tokyo Electron	4,600	691,469
Toli	12,100	35,520
Topy Industries	3,000	37,843
Toyo Engineering	6,200	28,388
Toyo Kanetsu	2,900	80,162
Trend Micro †	34,500	1,860,002

NQ- OPTIE [1224] 0225 (4220739)    5

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Tsubakimoto Chain	13,800	$ 169,744
Tsugami	7,200	70,335
TV Asahi Holdings	3,200	46,238
Ubicom Holdings	4,200	34,511
ValueCommerce	2,400	17,792
Vector	7,200	47,210
Warabeya Nichiyo Holdings	300	3,851
Wowow	2,000	12,687
Xebio Holdings	3,700	26,687
YAMADA Consulting Group	2,900	35,458
Yamaichi Electronics	4,000	57,495
Yorozu	3,800	29,079
Yushin Precision Equipment	6,700	28,034
Zacros	1,300	35,343
Zenrin	14,400	75,768
ZIGExN	29,300	88,105
		88,335,608
Kazakhstan — 0.36%
Kaspi.KZ JSC ADR	30,232	2,863,273
		2,863,273
Malaysia — 0.29%
Hap Seng Plantations Holdings	6,900	3,071
Hong Leong Bank	241,200	1,109,040
Lingkaran Trans Kota Holdings =, †	42,600	35
Magni-Tech Industries	32,900	18,689
RHB Bank	79,500	115,210
Ta Ann Holdings	49,000	46,901
Tenaga Nasional	11,700	39,091
YTL	244,500	145,995
YTL Power International	798,400	789,204
		2,267,236
Mexico — 0.02%
Ternium ADR	4,329	125,887
		125,887
Monaco — 0.01%
Costamare	9,101	116,948
		116,948
Netherlands — 5.00%
Adyen †	5,641	8,396,721
Arcadis	1,820	110,853
ASML Holding	7,250	5,096,978
Euronext	8,458	948,840
EXOR	39,270	3,602,022
IMCD	34,167	5,078,736
NN Group	46,501	2,026,430
Topicus.com	49,368	4,174,188
Van Lanschot Kempen CVA	1,316	59,366
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands (continued)
Wolters Kluwer	61,432	$ 10,206,948
		39,701,082
Norway — 0.27%
Aker Carbon Capture †	1,419,028	791,425
Hoegh Autoliners	28,134	280,674
Hunter Group †	3,214	134
Kongsberg Gruppen	8,950	1,006,935
Norconsult Norge	12,574	48,878
		2,128,046
Panama — 0.30%
Copa Holdings Class A	27,311	2,400,091
		2,400,091
Peru — 0.04%
Credicorp	860	157,655
Intercorp Financial Services	5,386	158,025
		315,680
Philippines — 0.02%
Ginebra San Miguel	31,190	148,280
		148,280
Poland — 0.67%
Bank Millennium †	1,256	2,709
Bank Polska Kasa Opieki	108,024	3,610,896
Benefit Systems	62	43,458
CD Projekt	14,946	693,200
Powszechny Zaklad Ubezpieczen	88,044	977,991
Unimot	246	8,553
		5,336,807
Portugal — 0.00%
Sonae	13,626	12,901
		12,901
Russia — 0.00%
GMK Norilskiy Nickel =	1,009,500	0
MMC Norilsk Nickel PJSC ADR =, †	4	0
		0
Singapore — 1.38%
China Aviation Oil Singapore	31,800	21,306
Grab Holdings Class A †	36,079	170,293
Hafnia	7,722	41,302
Riverstone Holdings	119,000	94,980
Samudera Shipping Line	237,400	140,808
Sea ADR †	84,936	9,011,710
Singapore Exchange	147,697	1,377,849
STMicroelectronics	4,540	113,364
		10,971,612

6    NQ- OPTIE [1224] 0225 (4220739)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Africa — 0.67%
Discovery	507,743	$ 5,240,411
OUTsurance Group	18,695	65,879
		5,306,290
South Korea — 2.79%
BNK Financial Group	55,107	384,962
Coupang †	175,474	3,856,918
Crown Confectionery	1,504	7,928
DB Insurance	1,001	69,550
Hana Financial Group	56,438	2,159,503
JB Financial Group	46,074	506,595
KB Financial Group	27,255	1,534,755
Korean Reinsurance	1,886	10,168
KT	14,694	437,226
LG Electronics	22,703	1,275,547
NAVER	13,816	1,843,469
Sambo Corrugated Board	3,512	19,491
Samsung Electronics	231,763	8,270,883
SeAH Holdings	268	17,407
Shinhan Financial Group	21,646	701,911
SK Telecom	5,225	195,792
Woori Financial Group	82,927	864,041
		22,156,146
Spain — 1.93%
Amadeus IT Group	82,447	5,824,466
CaixaBank	558,830	3,030,932
Industria de Diseno Textil	122,170	6,281,932
Logista Integral	5,763	174,312
		15,311,642
Sweden — 2.57%
Atlas Copco Class B	482,168	6,514,576
Boliden	15,997	450,074
Careium †	276	759
Evolution	6,717	517,987
IAR Systems Group	1,850	21,152
Instalco	115	343
MIPS	36,732	1,555,850
Paradox Interactive	4	74
Skandinaviska Enskilda Banken Class A	234,348	3,211,526
Svenska Handelsbanken Class A	137,980	1,424,650
Telefonaktiebolaget LM Ericsson ADR	788,993	6,359,284
Volvo Car Class B †	165,371	357,604
		20,413,879
Switzerland — 6.10%
ABB	190,775	10,301,566
Accelleron Industries	540	27,850
BKW	2,050	339,644
	Number of shares	Value (US $)
Common StocksΔ (continued)
Switzerland (continued)
Cie Financiere Richemont Class A	30,503	$ 4,614,317
Logitech International	70,957	5,857,231
Nestle	43,689	3,584,386
On Holding Class A †	49,221	2,695,834
Roche Holding	57,511	16,080,464
Schindler Holding	12,204	3,371,767
UBS Group	37,058	1,134,596
Zehnder Group	9,183	459,748
		48,467,403
Taiwan — 8.32%
Arcadyan Technology	224,000	1,199,103
Asustek Computer	356,000	6,689,015
Azurewave Technologies	16,000	27,476
China Airlines	1,580,000	1,236,163
ChipMOS Technologies	1,229,000	1,175,225
Compal Electronics	235,000	269,876
Elan Microelectronics	46,000	211,868
Ennoconn	47,000	417,896
Eva Airways	315,000	426,124
Evergreen Marine Taiwan	458,000	3,143,254
Everlight Electronics	59,000	152,969
Hon Hai Precision Industry	576,000	3,232,747
International Games System	63,000	1,871,677
ITE Technology	136,000	622,245
Keystone Microtech	7,000	91,278
MediaTek	165,000	7,121,506
MPI	13,000	367,186
Novatek Microelectronics	167,000	2,557,123
Pegatron	263,000	737,229
Pixart Imaging	26,000	203,023
Pou Chen	327,000	368,049
Radiant Opto-Electronics	11,000	65,930
Realtek Semiconductor	184,000	3,187,848
Silicon Motion Technology ADR	2,181	117,883
Sitronix Technology	20,000	129,634
Sonix Technology	20,000	25,408
Systex	5,000	22,038
Taiwan Semiconductor Manufacturing	882,000	28,920,679
Ventec International Group	36,000	68,630
Wan Hai Lines	374,000	925,175
Weblink International	25,000	45,677
Yang Ming Marine Transport	199,000	459,495
		66,089,429
Thailand — 0.58%
Bangkok Bank NVDR	629,400	2,781,556
Kasikornbank NVDR	141,247	642,902
PTT Exploration & Production NVDR	322,700	1,134,285

NQ- OPTIE [1224] 0225 (4220739)    7

Schedule of investments
Optimum International Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Thailand (continued)
Susco NVDR	219,300	$ 18,671
		4,577,414
Ukraine — 0.07%
Ferrexpo †	399,291	528,865
		528,865
United Arab Emirates — 1.78%
Abu Dhabi Commercial Bank PJSC	502,384	1,425,203
Adnoc Gas	569,144	543,879
Aldar Properties	372,801	779,491
Dubai Islamic Bank PJSC	395,091	762,635
Emaar Properties PJSC	2,080,589	7,278,847
Emirates NBD Bank PJSC	344,711	2,013,055
First Abu Dhabi Bank	147,191	550,606
Orascom Construction	1,344	7,521
Salik PJSC	519,087	763,145
		14,124,382
United Kingdom — 2.95%
AJ Bell	5,283	29,927
B&M European Value Retail	528,084	2,426,268
Barclays	403,067	1,353,084
Barclays ADR	170,918	2,271,500
Bloomsbury Publishing	4,870	41,092
Centrica	1,503,019	2,513,857
Costain Group	9,855	13,078
Gamma Communications	14,726	282,063
Gem Diamonds †	5,047	695
Greggs	19	663
International Consolidated Airlines Group	503,240	1,901,988
Investec	312,725	2,099,610
Man Group	52,906	142,004
NatWest Group	419,050	2,109,451
Oxford Nanopore Technologies †	426,007	686,914
Polar Capital Holdings	20,918	133,031
Sage Group	69,010	1,099,791
Standard Chartered	57,911	716,723
Unilever	97,732	5,564,509
		23,386,248
United States — 1.99%
ARM Holdings ADR †	921	113,615
Atlassian Class A †	2,832	689,252
CyberArk Software †	4,991	1,662,752
JBS	171,300	1,006,530
Monday.com †	8,939	2,104,598
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Spotify Technology †	22,772	$ 10,187,737
		15,764,484
Total Common Stocks (cost $719,745,403)		784,932,735

Preferred Stocks — 0.21%Δ
Brazil — 0.19%
Cia Energetica de Minas Gerais 12.13% ω	285,300	513,072
Gerdau 4.26% ω	130,100	382,012
Petroleo Brasileiro 16.71% ω	112,800	660,786
		1,555,870
Germany — 0.02%
Sartorius 0.35% ω	690	153,341
		153,341
Total Preferred Stocks (cost $1,966,752)		1,709,211

Exchange-Traded Funds — 0.19%
iShares MSCI Canada ETF	3,334	134,360
iShares MSCI EAFE ETF	9,340	706,197
iShares MSCI Emerging Markets ETF	15,619	653,187
Total Exchange-Traded Funds (cost $1,528,711)		1,493,744

Warrants — 0.00%
Canada — 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

Short-Term Investments — 0.45%
Money Market Mutual Funds — 0.45%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	892,355	892,355
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	892,355	892,355
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	892,355	892,355

8    NQ- OPTIE [1224] 0225 (4220739)

(Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	892,356	$ 892,356
Total Short-Term Investments (cost $3,569,421)		3,569,421

Total Value of Securities—99.72% (cost $726,810,287)		791,705,111
Receivables and Other Assets Net of Liabilities — 0.28%		2,234,947
Net Assets Applicable to 62,600,195 Shares Outstanding — 100.00%	$793,940,058

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $122,672, which represented 0.02% of the Fund’s net assets. See table below for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/17/14	$999,482	$92,166
Acevector Limited Series G	10/29/14	396,443	30,506
Total		$1,395,925	$122,672

The following forward foreign currency exchange contracts were outstanding at December 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	9,752,333	(61,777)	1/7/25	$255	$—
SSB	9,733,577	(61,703)	1/6/25	202	—
Total Forward Foreign Currency Exchange Contracts				$457	$—
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
CVA – Certified Dutch Certificate
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
SSB – State Street Bank
NQ- OPTIE [1224] 0225 (4220739)    9